Related Party Transactions (Details 5) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended			0 Months Ended			1 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Aug. 01, 2014	Jul. 03, 2012	Apr. 29, 2011 item	Jan. 31, 2012	Dec. 31, 2011	Sep. 30, 2010
Related Party Transactions
Cost of sales - equipment, services and other	$ 24,240,000	$ 24,073,000	$ 80,451,000	$ 64,789,000	$ 85,627,000	$ 96,240,000	$ 79,563,000
DISH Digital Holding LLC
Related Party Transactions
Ownership percentage								90.00%	67.00%
Related party ownership interest in subsidiary (as a percent)								10.00%	33.00%
Voting interest (as a percent)								100.00%
Capital distribution, net of deferred taxes								6,000,000
Deemed distribution, net of deferred taxes								14,000,000
Exchange Agreement | DISH Digital Holding LLC
Related Party Transactions
Non-voting interest (as a percent)								10.00%
EchoStar | TiVo v. Dish Network and EchoStar Corporation
Related Party Transactions
Settlement amount										500,000,000
Initial settlement amount paid										300,000,000
Aggregate of six annual installment amounts between 2012 and 2017, net of contribution from related party										200,000,000
Litigation settlement number of annual installments										6
Contribution from related party										10,000,000
Percentage of litigation settlement amount to be made by related party annually										95.00%
EchoStar | Receiver Agreement
Related Party Transactions
Notice period to exercise option to extend agreement			1 year		1 year
Notice period required to extend the agreement term											180 days
Minimum notice period for termination of agreement			60 days
Purchased set-top boxes and other equipment from EchoStar	293,000,000	341,000,000	883,000,000	947,000,000	1,242,000,000	1,005,000,000	1,158,000,000
EchoStar | Tax Sharing Agreement | Dish Network
Related Party Transactions
Net amount of the allocated tax attributes payable		83,000,000		83,000,000
EchoStar | RUS Implementation Agreement
Related Party Transactions
Maximum grants receivable													14,000,000
Cost of sales - equipment, services and other				3,000,000	3,000,000	7,000,000
EchoStar | Patent Cross-License Agreements | Dish Network | Maximum
Related Party Transactions
Payments to third party by related party												10,000,000
Payments to third party by related party under extension option	$ 3,000,000		$ 3,000,000		$ 3,000,000